OTHER RECEIVABLES, NET (Tables) - Other receivables	12 Months Ended
Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of other receivables, net

	December 31,	December 31,
	2018	2019
	RMB	RMB
Deposits in non-bank financing partners (i)	502,550	294,763
Rental and other deposits	77,902	89,761
Staff advance	55,652	28,080
Receivables from third-party payment settlement platform	34,787	7,143
Others	42,970	26,428
	713,861	446,175
Less: allowance for doubtful accounts	(6,457)	(6,119)
	707,404	440,056
(i)

In relation with the Company's historically-facilitated loans for non-banking financial institutions, which were not transferred to Golden Pacer during the divestiture of loan facilitation related business (Note 3), the Company, as the guarantor, is required to deposit a separate guarantee fund with those financial institutions.

Schedule of movement of valuation allowance

	2017	2018	2019
	RMB	RMB	RMB
At the beginning of year	(269)	(272)	(6,457)
Addition	(3)	(23,608)	(1,411)
Write-off	—	17,423	—
Reclassified as assets held for sale	—	—	1,749
At the ending of year	(272)	(6,457)	(6,119)